UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21489

AVIEMORE FUNDS
(Exact name of registrant as specified in charter)

     20 Phelps Rd., Old Chatham, NY 12136
(Address of principal executive offices) (Zip code)

Paul Michael Frank
20 Phelps Rd., Old Chatham, NY 12136
(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 392-5880

Date of fiscal year end: April 30

Date of reporting period: October 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ETF Market Opportunity Fund

SEMI-ANNUAL REPORT October 31, 2009

ETF Market Opportunity Fund (Unaudited)

PERFORMANCE INFORMATION

October 31, 2009 NAV $10.10

Average annual total returns for the periods ended October 31, 2009.

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
ETF Market Opportunity Fund	25.98%	-2.64%	2.04%	2.08%
Standard & Poor’s 500 Index(B)	9.80%	-7.02%	0.33%	0.59%

(A)1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the ETF Market Opportunity Fund was May 3, 2004.

(B)The S&P 500 Index is a broad market-weighted average index dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-9136.

2009 Semi-Annual Report 1

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund’s Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting (Unaudited)

     Aviemore Asset Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.aviemorefund.com and is also available without charge, upon request, by calling our toll free number (1-800-239-9136). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

     Information regarding how the Fund voted proxies, contained on Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-800-239-9136). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Expense Example (Unaudited)

     Shareholders of this Fund incur ongoing operating expenses consisting solely of management fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on May 1, 2009 and held through October 31, 2009.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	May 1, 2009 to
	May 1, 2009	October 31, 2009	October 31, 2009

Actual	$1,000.00	$1,143.83	$9.46

Hypothetical	$1,000.00	$1,016.38	$8.89
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2009 Semi-Annual Report 2

ETF Market Opportunity Fund

		Schedule of Investments
		October 31, 2009 (Unaudited)

Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Exchange Traded Funds
87,650	iShares Dow Jones US Aerospace & Defense Index Fund	$ 3,949,509
115,500	iShares MSCI Hong Kong Index Fund	1,793,715
170,000	iShares Silver Trust *	2,731,900
30,000	Market Vectors Indonesia ETF *	1,654,200
350,000	PowerShares QQQ	14,339,500
75,000	SPDR Trust Series 1	7,767,000
114,600	RevenueShares Mid Cap	2,467,338
130,000	RevenueShares Small Cap	3,021,200
30,000	Vanguard Energy ETF	2,436,300
210,000	Vanguard Growth ETF	10,212,300
65,000	Vanguard Information Technology Index ETF	3,205,150
10,000	Vanguard Small Cap ETF	520,200
Total for Exchange Traded Funds		54,098,312	92.14%
	(Cost $45,875,925)

	Total Investments	54,098,312	92.14%
	(Cost $45,875,925)

	Other Assets in Excess of Liabilities	4,615,888	7.86%

	Net Assets	$ 58,714,200	100.00%

* Non-Income Producing Securities.

The accompanying notes are an integral part of these financial statements.

2009 Semi-Annual Report 3

ETF Market Opportunity Fund

Statement of Assets and Liabilities (Unaudited)
October 31, 2009

Assets:
Investment Securities at Fair Value	$ 54,098,312
(Identified Cost - $45,875,925)
Receivables:
Receivable for Fund Shares Sold	24,060
Due From Brokers	5,221,306
Total Assets	59,343,678
Liabilities:
Management Fees Payable	91,326
Fund Shares Redeemed	241,116
Due to Custodian	297,036
Total Liabilities	629,478

Net Assets	$ 58,714,200
Net Assets Consist of:
Paid In Capital	51,042,215
Accumulated Net Investment Loss	(175,048)
Accumulated Realized Loss on Investments - Net	(375,354)
Unrealized Appreciation in Value
of Investments Based on Identified Cost	8,222,387
Net Assets, for 5,814,542 Shares Outstanding	$ 58,714,200
(Unlimited number of shares authorized without par value)
Net Asset Value, Offering and Redemption Price
Per Share ($58,714,200/5,814,542 shares)	$ 10.10

Statement of Operations (Unaudited)
For the six months ended October 31, 2009

Investment Income:
Dividends	$ 324,974
Interest	661
Total Investment Income	325,635
Expenses:
Management Fees (Note 3)	549,845
Interest Expense	672
Total Expenses	550,517

Net Investment Income (Loss)	(224,882)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	3,954,369
Net Change In Unrealized Appreciation on Investments	4,628,395
Net Realized and Unrealized Gain (Loss) on Investments	8,582,764

Net Increase/(Decrease) in Net Assets from Operations	$ 8,357,882

The accompanying notes are an integral part of these financial statements.

2009 Semi-Annual Report 4

ETF Market Opportunity Fund

Statements of Changes in Net Assets	(Unaudited)
	5/1/2009	5/1/2008
	to	to
	10/31/2009	4/30/2009
From Operations:
Net Investment Income (Loss)	$ (224,882)	$ 49,834
Net Realized Gain (Loss) on Investments	3,954,369	(4,329,828)
Net Change In Unrealized Appreciation	4,628,395	3,350,949
Increase (Decrease) in Net Assets from Operations	8,357,882	(929,045)
From Distributions to Shareholders:
Net Investment Income	0	(97,589)
Net Realized Gain from Security Transactions	0	(219,505)
Change in Net Assets from Distributions	0	(317,094)
From Capital Share Transactions:
Proceeds From Sale of Shares	30,218,955	45,807,890
Shares Issued on Reinvestment of Dividends	0	317,094
Cost of Shares Redeemed	(25,096,097)	(13,639,629)
Net Increase from Shareholder Activity	5,122,858	32,485,355
Net Increase in Net Assets	13,480,740	31,239,216
Net Assets at Beginning of Period	45,233,460	13,994,244
Net Assets at End of Period (Including Accumulated Undistributed Net	$ 58,714,200	$ 45,233,460
Investment Income (Loss) of ($175,048) and $49,834, respectively)

Share Transactions:
Issued	3,190,000	5,509,395
Reinvested	0	39,342
Redeemed	(2,497,033)	(1,628,744)
Net Increase in Shares	692,967	3,919,993
Shares Outstanding, Beginning of Period	5,121,575	1,201,582
Shares Outstanding, End of Period	5,814,542	5,121,575

Financial Highlights	(Unaudited)
Selected data for a share outstanding	5/1/2009		5/1/2008	5/1/2007	5/1/2006	5/1/2005	5/3/2004(a)
throughout the period:	to		to	to	to	to	to
	10/31/2009		4/30/2009	4/30/2008	4/30/2007	4/30/2006	4/30/2005
Net Asset Value -
Beginning of Period	$ 8.83		$ 11.65	$ 11.49	$ 11.56	$ 9.88	$ 10.00
Net Investment Income/(Loss) (b) (e)	(0.03)		0.03	0.04	0.13	(0.04)	0.01
Net Gains or Losses on Investments (g)
(realized and unrealized)	1.30		(2.59)	0.21	0.46	1.79	(0.13)
Total from Investment Operations	1.27		(2.56)	0.25	0.59	1.75	(0.12)
Distributions (From Net Investment Income)	0.00		(0.08)	(0.03)	(0.07)	(0.07)	0.00
Distributions (From Capital Gains)	0.00		(0.18)	(0.06)	(0.59)	0.00	0.00
Total Distributions	0.00		(0.26)	(0.09)	(0.66)	(0.07)	0.00
Net Asset Value -
End of Period	$ 10.10		$ 8.83	$ 11.65	$ 11.49	$ 11.56	$ 9.88
Total Return	14.38%	(c)	(21.72)%	2.20%	5.21%	17.74%	(1.20)%	(c)

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	58,714		45,233	13,994	8,696	3,413	3,078
Ratio of Expenses to Average Net Assets (f)	1.75%	(d)	1.75%	1.75%	1.75%	1.75%	1.75%	(d)
Ratio of Net Investment Income (Loss)	-0.71%	(d)	0.34%	0.36%	1.18%	-0.33%	0.08%	(d)
to Average Net Assets (e) (f)
Portfolio Turnover Rate	110.54%	(c)	517.18%	573.04%	404.77%	385.26%	772.71%

(a) Commencement of Operations. (b) Per share amounts were calculated using the average shares method.
(c) Not Annualized.                (d) Annualized.       (e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(g) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

2009 Semi-Annual Report 5

NOTES TO THE FINANCIAL STATEMENTS
ETF MARKET OPPORTUNITY FUND
October 31, 2009
(UNAUDITED)

1.) ORGANIZATION
ETF Market Opportunity Fund (the "Fund"), is a non-diversified series of the Aviemore Funds (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized in Ohio as a business trust on January 2, 2004, and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, the Fund is the only series authorized by the Trust. Prior to February 1, 2009, ETF Market Opportunity Fund was named Navigator Fund. The Fund commenced operations on May 3, 2004. The Fund’s investment adviser is Aviemore Asset Management, LLC (the “Adviser”). The Fund's investment objective is capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair value, as described in note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006-2008), or expected to be taken on the Fund’s 2009 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

OTHER: The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Short-term capital gain distributions from underlying investments are recorded on the ex-date and are recorded as capital gain distributions from investment companies. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

SUBSEQUENT EVENTS: Management has evaluated subsequent events through December 30, 2009, the date the financial statements were issued

3.) SECURITIES VALUATIONS

As described in note 2, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

2009 Semi-Annual Report 6

Notes to the Financial Statements (Unaudited) - continued

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are not readily available are valued at their last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a level 2. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are generally categorized in level 2 or level 3, when appropriate, of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of October 31, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$54,098,312	$0	$0	$54,098,312
Total	$54,098,312	$0	$0	$54,098,312

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six months ended October 31, 2009.

2009 Semi-Annual Report 7

Notes to the Financial Statements (Unaudited) - continued

The Fund adopted ASC (FASB Accounting Standards Codification) 815-10-50 effective May 1, 2009. This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not invest in derivative instruments during the six months ended October 31, 2009.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into a management agreement (the "Agreement") with Aviemore Asset Management, LLC. Under the Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing assets of the Fund. The Adviser pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses. For its services, the Adviser receives an annual investment management fee of 1.75% of the average daily net assets of the Fund. For the six months ended October 31, 2009, the Adviser earned management fees totaling $549,845 of which $91,326 was due to the Adviser at October 31, 2009.

5.) INVESTMENT TRANSACTIONS
For the six months ended October 31, 2009, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $69,353,883 and $64,420,253, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at October 31, 2009 was $45,875,925. At October 31, 2009, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$8,379,885	($157,498)	$8,222,387

There were no differences between book basis and tax basis unrealized appreciation.

6.) RELATED PARTY TRANSACTIONS
Paul Michael Frank is the control person of the Adviser and also serves as a trustee and officer of the Fund. This individual receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

The Trustees who are not interested persons of the Fund received $1,000 each in Trustee fees, in aggregate, from the Adviser through the six months ended October 31, 2009.

7.) CAPITAL SHARES
The Trust is authorized to issue an unlimited number of shares. Paid in Capital at October 31, 2009 was $51,042,215, representing 5,814,542 shares outstanding.

8.) DISTRIBUTIONS TO SHAREHOLDERS
There were no distributions paid during the six month period ended October 31, 2009.

The tax character of distributions for the six month period ended October 31, 2009 and the fiscal year ended April 30, 2009 were as follows:

	Six Months ended	Year ended
	October 31, 2009	April 30, 2009
Ordinary Income	$ 0	$ 97,589
Short-term Capital Gain	0	0
Long-term Capital Gain	0	219,505
	$ 0	$ 317,094

As of October 31, 2009 there were no differences between book basis and tax cost basis.

9.) LOSS CARRYFORWARDS
At April 30, 2009, the Fund had available for federal tax purposes an unused capital loss carry-forward of $3,005,742 which expires in 2017. Capital loss carryforwards are available to offset future realized capital gains. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

2009 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

10.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2009, National Financial Services, LLC, for the benefit of their customers held, in aggregate, 83.94% of the Fund shares and thus may be deemed to control the Fund.

2009 Semi-Annual Report 9

Board of Trustees
Paul Michael Frank
Sophie DeVennish Sisler
Sharyn Finkelstein

Investment Adviser
Aviemore Asset Management, LLC

Counsel
Thompson Hine LLP

Custodian
U.S. Bank, NA

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered
Public Accounting Firm
Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the ETF
Market Opportunity Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aviemore Funds

By: /s/ Paul Michael Frank Paul Michael Frank President

Date: 1/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Paul Michael Frank Paul Michael Frank President

Date: 1/7/10

By: /s/ Paul Michael Frank Paul Michael Frank Chief Financial Officer

Date: 1/7/10